Item G.1.a.i. Legal Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C. (the “Manager”); Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC asserting claims concerning participation in (i) the Lands’ End spinoff; (ii) the Seritage rights offering; and (iii) certain alleged related-party transactions with Sears (the “First Action”). On November 25, 2019, the plaintiffs filed an amended complaint, adding Fairholme Funds, Inc. (the “Company”) and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the claims against them. The Court held extensive oral argument on the motions to dismiss.

On October 15, 2020, Sears Holdings Corp., Sears, Roebuck and Co., and The Official Committee of Unsecured Creditors of Sears Holdings Corporation, et al. commenced a second adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against certain former shareholders of Sears Holdings Corporation that were not named in the First Action asserting claims for the avoidance of alleged consideration received in connection with the Lands’ End spinoff and the Seritage rights offering (the “Second Action”). On March 15, 2021, the Court consolidated the Second Action into the First Action.

Prior to the Court ruling on the motions to dismiss, the parties to the First Action engaged in a mediation pursuant to an Order entered April 6, 2022. On August 6, 2022, the parties entered into a settlement agreement subject to Court approval which, among other things, resolved all claims in the First Action, including the claims against the Company, the Manager, and Bruce Berkowitz, and all claims against defendants in the Second Action who agreed to participate in the settlement. The Company, the Manager, and Bruce Berkowitz entered into the settlement agreement without any admissions of fault or wrongdoing, and the Company did not make any financial contribution to any settlement payment under the terms of the settlement agreement. On September 2, 2022, the Court approved the settlement agreement. On October 18, 2022, the Court signed a Stipulation and Order of Voluntary Dismissal dismissing the First Action with prejudice.